31. Investments (Details 3) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Current assets		$ 27,388	$ 27,812
Long-term receivables		20,200	17,691
Investments		3,273	5,499
Property, plant and equipment	[1]	124,201	159,265
Total assets		190,010	229,740
Current liabilities		26,225	28,816
Non-current liabilities		103,909	126,709
Shareholders' equity		59,876	74,215	$ 73,175	$ 81,245
Total liabilities and equity		190,010	229,740
Sales revenues	[2]	53,683	76,589	84,638
Net income for the year		948	10,363	7,414
Increase (decrease) in cash and cash equivalents		4,348	(6,522)	(8,620)
Non-controlling interests [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Shareholders' equity		528	892	1,631	$ 1,685
Net income for the year		(193)	212	$ 241
Consolidated structured entities [member] | Non-controlling interests [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Current assets		897	793
Long-term receivables		460	586
Investments
Property, plant and equipment
Other non-current assets		1
Total assets		1,358	1,379
Current liabilities		1,043	8
Non-current liabilities		132	1,104
Shareholders' equity		183	267
Total liabilities and equity			1,379
Sales revenues		1,358
Net income for the year		(195)	41
Increase (decrease) in cash and cash equivalents		227	16
FIDC [Member] | Non-controlling interests [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Current assets		3,951	16,377
Long-term receivables
Investments
Property, plant and equipment
Other non-current assets
Total assets		3,951	16,377
Current liabilities		1	6
Non-current liabilities
Shareholders' equity		3,950	16,371
Total liabilities and equity		3,951	16,377
Sales revenues
Net income for the year		416	910
Increase (decrease) in cash and cash equivalents		2	786
Gaspetro [member] | Non-controlling interests [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Current assets		81	91
Long-term receivables		50	61
Investments		298	380
Property, plant and equipment			1
Other non-current assets		53	73
Total assets		482	606
Current liabilities		25	40
Non-current liabilities		23	28
Shareholders' equity		434	538
Total liabilities and equity		482	606
Sales revenues		83	136
Net income for the year		64	89
Increase (decrease) in cash and cash equivalents		(4)	7
Transportadora Brasileira Gasoduto Brasil Bolivia [Member] | Non-controlling interests [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Current assets		228	154
Long-term receivables
Investments
Property, plant and equipment		313	430
Other non-current assets		3	3
Total assets		544	587
Current liabilities		206	105
Non-current liabilities		257	340
Shareholders' equity		81	142
Total liabilities and equity		544	587
Sales revenues		310	426
Net income for the year		111	180
Increase (decrease) in cash and cash equivalents		$ 25	$ 3

[1]	Amounts paid for obtaining rights and concessions for exploration of oil and gas (capitalized acquisition costs) are not included.
[2]	Sales revenues by business segment are set out in note 9.